Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 232,807	$ (166,099)	$ (747,525)	$ (690,886)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	84,111	77,138	318,445	273,105
Disposal of inventory				20,102
Changes in net assets and liabilities:
Inventories	258,837		(217,535)	(313,201)
Prepaid taxes	514,376	(13,847)	(18,932)	131,434
Prepaid expenses and other assets	(28,431)		5,884	2,269
Advance to suppliers	33,380	(99,551)	(176,573)	(4,476)
Accounts payable		11,578	507	(3,572)
Advance from customers				4,345
Taxes payable	211,485	19,571	18,967	32,139
Accrued liabilities and other payable	(45,626)	63,025	255,465	75,207
Net cash provided by (used in) operating activities	1,260,939	(108,185)	(561,297)	(473,534)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,384)		(68,536)	(55,417)
Payment for construction in progress	(46,089)	(186,176)	(241,637)	(126,114)
Cash receipt from reverse merger			289,574
Net cash used in investing activities	(48,473)	(186,176)	(20,599)	(181,531)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution			7,751
Repayment of short-term bank loan		(462,842)	(465,058)	434,519
Repayment of short-term loan from third parties		(462,842)	(465,058)	434,519
Net proceeds from loans from related parties	190,716	1,224,668	1,783,083	(277,403)
Net cash provided by financing activities	190,716	298,984	860,718	591,635
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	2,089	(74)	508	917
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,405,271	4,549	279,330	(62,513)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	285,568	6,238	6,238	68,751
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,690,839	10,787	285,568	6,238
SUPPLEMENTAL DISCLOSURES:
Income tax paid
Interest paid		$ 4,973	$ 4,973	$ 15,115